Benefit Plans	12 Months Ended
Sep. 27, 2014
Benefit Plans

Note 9 – Benefit Plans

Stock Plans

2014 Employee Stock Plan

In the second quarter of 2014, shareholders approved the 2014 Employee Stock Plan (the “2014 Plan”) and terminated the Company’s authority to grant new awards under the 2003 Employee Stock Plan (the “2003 Plan”). The 2014 Plan provides for broad-based equity grants to employees, including executive officers, and permits the granting of RSUs, stock grants, performance-based awards, stock options and stock appreciation rights, as well as cash bonus awards. RSUs granted under the 2014 Plan generally vest over four years, based on continued employment, and are settled upon vesting in shares of the Company’s common stock on a one-for-one basis. Each share issued with respect to RSUs granted under the 2014 Plan reduces the number of shares available for grant under the plan by two shares. RSUs cancelled and shares withheld to satisfy tax withholding obligations increase the number of shares available for grant under the 2014 Plan utilizing a factor of two times the number of RSUs cancelled or shares withheld. Currently, all RSUs granted under the 2014 Plan have dividend equivalent rights (“DERs”), which entitle holders of RSUs to the same dividend value per share as holders of common stock. DERs are subject to the same vesting and other terms and conditions as the corresponding unvested RSUs. DERs are accumulated and paid when the underlying shares vest. Upon approval of the 2014 Plan, the Company reserved 385 million shares plus the number of shares remaining that were reserved but not issued under the 2003 Plan. Shares subject to outstanding awards under the 2003 Plan that expire, are cancelled or otherwise terminate, or are withheld to satisfy tax withholding obligations with respect to RSUs, will also be available for awards under the 2014 Plan. As of September 27, 2014, approximately 492.6 million shares were reserved for future issuance under the 2014 Plan.

2003 Employee Stock Plan

The 2003 Plan is a shareholder approved plan that provided for broad-based equity grants to employees, including executive officers. The 2003 Plan permitted the granting of incentive stock options, nonstatutory stock options, RSUs, stock appreciation rights, stock purchase rights and performance-based awards. Options granted under the 2003 Plan generally expire seven to ten years after the grant date and generally become exercisable over a period of four years, based on continued employment, with either annual, semi-annual or quarterly vesting. RSUs granted under the 2003 Plan generally vest over two to four years, based on continued employment and are settled upon vesting in shares of the Company’s common stock on a one-for-one basis. All RSUs, other than RSUs held by the Chief Executive Officer, granted under the 2003 Plan have DERs. DERs are subject to the same vesting and other terms and conditions as the corresponding unvested RSUs. DERs are accumulated and paid when the underlying shares vest. In the second quarter of 2014, the Company terminated the authority to grant new awards under the 2003 Plan.

1997 Director Stock Plan

The 1997 Director Stock Plan (the “Director Plan”) is a shareholder approved plan that (i) permits the Company to grant awards of RSUs or stock options to the Company’s non-employee directors, (ii) provides for automatic initial grants of RSUs upon a non-employee director joining the Board of Directors and automatic annual grants of RSUs at each annual meeting of shareholders, and (iii) permits the Board of Directors to prospectively change the relative mixture of stock options and RSUs for the initial and annual award grants and the methodology for determining the number of shares of the Company’s common stock subject to these grants without shareholder approval. Each share issued with respect to RSUs granted under the Director Plan reduces the number of shares available for grant under the plan by two shares. The Director Plan expires November 9, 2019. All RSUs granted under the Director Plan are entitled to DERs. DERs are subject to the same vesting and other terms and conditions as the corresponding unvested RSUs. DERs are accumulated and paid when the underlying shares vest. As of September 27, 2014, approximately 1.2 million shares were reserved for future issuance under the Director Plan.

Rule 10b5-1 Trading Plans

During the fourth quarter of 2014, Section 16 officers Timothy D. Cook, Luca Maestri, Daniel Riccio, Philip W. Schiller, D. Bruce Sewell and Jeffrey E. Williams had equity trading plans in place in accordance with Rule 10b5-1(c)(1) under the Exchange Act. An equity trading plan is a written document that pre-establishes the amounts, prices and dates (or formula for determining the amounts, prices and dates) of future purchases or sales of the Company’s stock, including shares acquired pursuant to the Company’s employee and director equity plans.

Employee Stock Purchase Plan

The Employee Stock Purchase Plan (the “Purchase Plan”) is a shareholder approved plan under which substantially all employees may purchase the Company’s common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning or the end of six-month offering periods. An employee’s payroll deductions under the Purchase Plan are limited to 10% of the employee’s compensation and employees may not purchase more than $25,000 of stock during any calendar year. As of September 27, 2014, approximately 7.6 million shares were reserved for future issuance under the Purchase Plan.

401(k) Plan

The Company’s 401(k) Plan is a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating U.S. employees may defer a portion of their pre-tax earnings, up to the IRS annual contribution limit ($17,500 for calendar year 2014). The Company matches 50% to 100% of each employee’s contributions, depending on length of service, up to a maximum 6% of the employee’s eligible earnings. The Company’s matching contributions to the 401(k) Plan were $163 million, $135 million and $114 million in 2014, 2013 and 2012, respectively.

Restricted Stock Units

A summary of the Company’s RSU activity and related information for 2014, 2013 and 2012, is as follows:

	Number of RSUs (in thousands)	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in millions)
Balance at September 24, 2011	101,122	$33.07
RSUs granted	54,597	$61.62
RSUs vested	(44,137)	$29.32
RSUs cancelled	(6,545)	$36.57

Balance at September 29, 2012	105,037	$49.27
RSUs granted	39,415	$78.23
RSUs vested	(42,291)	$45.96
RSUs cancelled	(8,877)	$57.31

Balance at September 28, 2013	93,284	$62.24
RSUs granted	59,269	$74.54
RSUs vested	(43,111)	$57.29
RSUs cancelled	(5,620)	$68.47

Balance at September 27, 2014	103,822	$70.98	$10,460

The fair value as of the respective vesting dates of RSUs was $3.4 billion, $3.1 billion and $3.3 billion for 2014, 2013 and 2012, respectively. The majority of RSUs that vested in 2014, 2013 and 2012 were net-share settled such that the Company withheld shares with value equivalent to the employees’ minimum statutory obligation for the applicable income and other employment taxes, and remitted the cash to the appropriate taxing authorities. The total shares withheld were approximately 15.6 million, 15.5 million and 16.1 million for 2014, 2013 and 2012, respectively, and were based on the value of the RSUs on their respective vesting dates as determined by the Company’s closing stock price. Total payments for the employees’ tax obligations to taxing authorities were $1.2 billion, $1.1 billion and $1.2 billion in 2014, 2013 and 2012, respectively, and are reflected as a financing activity within the Consolidated Statements of Cash Flows. These net-share settlements had the effect of share repurchases by the Company as they reduced and retired the number of shares that would have otherwise been issued as a result of the vesting and did not represent an expense to the Company.

Stock Options

The Company had 6.6 million stock options outstanding as of September 27, 2014, with a weighted-average exercise price per share of $21.99 and weighted-average remaining contractual term of 1.4 years, substantially all of which are exercisable. The aggregate intrinsic value of the stock options outstanding as of September 27, 2014 was $520 million, which represents the value of the Company’s closing stock price on the last trading day of the period in excess of the weighted-average exercise price multiplied by the number of options outstanding. Total intrinsic value of options at time of exercise was $1.5 billion, $1.0 billion and $2.3 billion for 2014, 2013 and 2012, respectively.

Share-based Compensation

The following table shows a summary of the share-based compensation expense included in the Consolidated Statements of Operations for 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Cost of sales	$450	$350	$265
Research and development	1,216	917	668
Selling, general and administrative	1,197	986	807

Total share-based compensation expense	$2,863	$2,253	$1,740

The income tax benefit related to share-based compensation expense was $1.0 billion, $816 million and $567 million for 2014, 2013 and 2012, respectively. As of September 27, 2014, the total unrecognized compensation cost related to outstanding stock options, RSUs and restricted stock was $6.3 billion, which the Company expects to recognize over a weighted-average period of 2.9 years.